Supplement to the
Fidelity's Ohio Municipal Funds
February 29, 2008
Prospectus

The following information replaces similar information for Ohio Municipal Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to Ohio personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

OFS/OFR-08-01 March 1, 2008
1.475823.124

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 29, 2008
Prospectus

The following information replaces similar information found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to Pennsylvania personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

PFR-08-01 March 1, 2008
1.479534.126

Supplement to the
Fidelity's Michigan
Municipal Funds
February 29, 2008
Prospectus

The following information replaces similar information for Michigan Municipal Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section beginning on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to Michigan personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimun tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

MIS/MIF-08-01 March 1, 2008
1.475738.125